Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last five completed calendar years. In determining the “compensation actually paid” to our named executive officers, we are required to make various adjustments to amounts that have been reported in our Summary Compensation Table (“SCT”), as the SEC’s valuation methods for this section differ from those required in our SCT. The table below summarizes compensation values reported in our SCT, as well as the adjusted values required in this section for the applicable years presented. For our named executive officers other than our principal executive officer (“non-PEO NEOs”), compensation is reported as an average of compensation for our non-PEO NEOs.

The primary objective of our executive compensation program is to drive long-term stockholder value. Compensation for our named executive officers is heavily weighted toward equity-based compensation, which is directly tied to our long-term value and growth and aligns the interests of our executives with our stockholders. For additional information regarding our compensation philosophy, please refer to the section entitled “Compensation Discussion & Analysis.”

In 2024, we did not use any financial performance measures to link compensation “actually paid” to Company performance in a manner that can act as a “Company-Selected Measure” under the relevant rules. As such, we do not have a “Company-Selected Measure.” We therefore do not provide a tabular list of such performance measures.

Pay Versus Performance Table

					Value of initial fixed $100 investment based on:
Year (a)	Summary compensation table total for PEO ($) (b)⁽¹⁾	Compensation actually paid to PEO ($) (c)⁽¹⁾	Average summary compensation table total for Non-PEO NEOs ($) (d)⁽²⁾	Average compensation actually paid to Non-PEO NEOs ($) (e)⁽²⁾⁽³⁾⁽⁴⁾⁽⁵⁾⁽⁶⁾	Total shareholder return ($) (f)⁽⁷⁾	Peer group total shareholder return ($) (g)⁽⁷⁾⁽⁸⁾	Net Income (Loss) (in thousands) ($) (h)⁽⁹⁾
2024	2.75	2.75	13,619,601	15,718,794	135.85	260.04	2,897,047
2023	2.75	2.75	10,767,701	11,468,047	123.64	191.10	9,772
2022	2.75	2.75	11,692,439	(10,751,801)	100.45	118.60	(540,747)
2021	2.75	2.75	9,560,445	(2,467,273)	258.17	183.47	166,284
2020	2.75	2.75	8,448,700	66,001,569	347.89	145.15	213,105

(1)
Reflects compensation amounts reported in our SCT for our Block Head and PEO, Jack Dorsey, for the respective years shown. Mr. Dorsey was our PEO for all applicable years presented. Mr. Dorsey did not receive or hold any equity-based awards or participate in any defined benefit or actuarial pension plans, for any of the years presented and, therefore, no amounts have been deducted or added to calculate the Compensation Actually Paid (“CAP”) to the PEO.
(2)
Non-PEO NEOs include (a) Amrita Ahuja, Brian Grassadonia, Alyssa Henry, Jacqueline Reses, and Sivan Whiteley for the year ended December 31, 2020; (b) Amrita Ahuja, Brian Grassadonia, Alyssa Henry, and Sivan Whiteley for the years ended December 31, 2021 and 2022; (c) Amrita Ahuja, Brian Grassadonia, Alyssa Henry, and Chrysty Esperanza for the year ended December 31, 2023; and (d) Amrita Ahuja, Brian Grassadonia, Owen Britton Jennings, and Dhanji R. Prasanna for the year ended December 31, 2024.
(3)
Dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. We calculate CAP in accordance with the methodology prescribed under SEC guidance to Item 402(v) of Regulation S-K and as shown in the adjustment table below. Average CAP for our non-PEO NEOs is calculated by, as described in more detail under footnote (6) below, (a) taking the average SCT total compensation, less (b) the grant date fair value of equity granted during the year, plus (c) the following: (i) the year-end fair value of outstanding, unvested equity awards granted during the applicable year; (ii) for equity awards granted in prior years that are outstanding and unvested at the end of the year, the difference between the year-end fair value and the immediately prior year-end fair value; (iii) the vesting date fair value of any equity awards that were granted and vested in the same covered fiscal year; and (iv) for awards granted in prior years that vested during the applicable year, the difference between the fair value as of the vesting date and the immediately prior year-end fair value, less (d) the fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year. We have not paid dividends historically and do not sponsor any pension arrangements; thus no adjustments are made for these items.
(4)
For purposes of calculating the average CAP to our non-PEO NEOs, compensation related to equity awards was remeasured. For RSUs, the fair values and the change in fair values were determined by the closing price of our common stock at each applicable year-end date or, in the case of vested awards, the stock price on vesting date. For stock options, a Black-Scholes-Merton option valuation model (“BSM model”) was used as of the applicable year-end date or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-free rate. The valuation assumptions used to calculate fair value of equity awards were materially consistent with those used to calculate the grant date fair value of such award and those used to calculate our share-based compensation expense, as disclosed in the “Share-based Compensation” section of Note 16, Stockholders’ Equity of the Notes to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024. For stock options, the fair value amounts of stock options for 2024 reflected in the table above were calculated using the “historical” method for determining the expected term of the options under the BSM model. For stock option fair value amounts for prior years, we used the “simplified method” for determining the expected term of the options under the BSM model. There is no material difference in the reported years as a result of the change in methodology.
(5)
Changes in the market price of our Class A common stock following the date of grant of an award can impact CAP to our non-PEO NEOs. For the portion of the average CAP that is based on year-end stock prices, the following prices from the last trading day of the applicable year were used: (a) $62.56 for 2019; (b) $217.64 for 2020; (c) $161.51 for 2021; (d) $62.84 for 2022; (e) $77.35 for 2023; and (f) $84.99 for 2024.
(6)
Reflects the following adjustments, reported as averages, to the average of the total compensation of our non-PEO NEOs as reported in our SCT for each fiscal year listed:

		Year Ended
		December 31,
	2020	2021	2022	2023	2024
Total Average Compensation to non-PEO NEOs per SCT ($)	8,448,700	$9,560,445	11,692,439	10,767,701	13,619,601
Less: Amounts reported in SCT as equity award amounts, which are based on grant date fair values	(7,889,459)	(9,060,750)	(11,167,810)	(10,175,781)	(13,054,698)
Plus: Year-end fair value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	34,248,558	4,257,552	4,103,883	9,579,411	12,556,990
Plus: Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year.	21,341,479	(10,385,340)	(9,746,528)	775,615	901,216
Plus: Vesting date fair value of any equity awards that were granted and vested in the same covered fiscal year	3,816,699	1,135,500	700,050	1,618,086	2,250,501
Plus: Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year	6,815,721	2,025,319	(6,333,836)	(126,602)	(554,816)
Less: Fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year	(780,129)	—	—	(970,382)	—
Total Adjustments	57,552,869	(12,027,719)	(22,444,241)	700,347	2,099,193
Total Average CAP to non-PEO NEOs for Fiscal Year	66,001,569	(2,467,273)	(10,751,801)	11,468,047	15,718,794

(7)
Total shareholder return (“TSR”) reflects what year-end cumulative value of $100 would be, including reinvestment of dividends until the last day of each reported fiscal year, if such amount were invested on December 31, 2019. The Company has not paid dividends historically.
(8)
We used the S&P North American Technology Index for our peer group TSR, as used in our stock performance graph required by Item 201(e) of Regulation S-K and included in our Annual Report on Form 10-K for the year ended December 31, 2024.
(9)
The dollar amounts reported are the Company’s net income (loss) attributable to common stockholders for the applicable year as presented in the audited Consolidated Statements of Operations included in our Annual Report on Form 10-K for the year ended December 31, 2024.

Named Executive Officers, Footnote
(1)
Reflects compensation amounts reported in our SCT for our Block Head and PEO, Jack Dorsey, for the respective years shown. Mr. Dorsey was our PEO for all applicable years presented. Mr. Dorsey did not receive or hold any equity-based awards or participate in any defined benefit or actuarial pension plans, for any of the years presented and, therefore, no amounts have been deducted or added to calculate the Compensation Actually Paid (“CAP”) to the PEO.
(2)
Non-PEO NEOs include (a) Amrita Ahuja, Brian Grassadonia, Alyssa Henry, Jacqueline Reses, and Sivan Whiteley for the year ended December 31, 2020; (b) Amrita Ahuja, Brian Grassadonia, Alyssa Henry, and Sivan Whiteley for the years ended December 31, 2021 and 2022; (c) Amrita Ahuja, Brian Grassadonia, Alyssa Henry, and Chrysty Esperanza for the year ended December 31, 2023; and (d) Amrita Ahuja, Brian Grassadonia, Owen Britton Jennings, and Dhanji R. Prasanna for the year ended December 31, 2024.

Peer Group Issuers, Footnote
(8)
We used the S&P North American Technology Index for our peer group TSR, as used in our stock performance graph required by Item 201(e) of Regulation S-K and included in our Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 2.75	$ 2.75	$ 2.75	$ 2.75	$ 2.75
PEO Actually Paid Compensation Amount	2.75	2.75	2.75	2.75	2.75
Non-PEO NEO Average Total Compensation Amount	13,619,601	10,767,701	11,692,439	9,560,445	8,448,700
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,718,794	11,468,047	(10,751,801)	(2,467,273)	66,001,569
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Dollar amounts reported do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. We calculate CAP in accordance with the methodology prescribed under SEC guidance to Item 402(v) of Regulation S-K and as shown in the adjustment table below. Average CAP for our non-PEO NEOs is calculated by, as described in more detail under footnote (6) below, (a) taking the average SCT total compensation, less (b) the grant date fair value of equity granted during the year, plus (c) the following: (i) the year-end fair value of outstanding, unvested equity awards granted during the applicable year; (ii) for equity awards granted in prior years that are outstanding and unvested at the end of the year, the difference between the year-end fair value and the immediately prior year-end fair value; (iii) the vesting date fair value of any equity awards that were granted and vested in the same covered fiscal year; and (iv) for awards granted in prior years that vested during the applicable year, the difference between the fair value as of the vesting date and the immediately prior year-end fair value, less (d) the fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year. We have not paid dividends historically and do not sponsor any pension arrangements; thus no adjustments are made for these items.
(4)
For purposes of calculating the average CAP to our non-PEO NEOs, compensation related to equity awards was remeasured. For RSUs, the fair values and the change in fair values were determined by the closing price of our common stock at each applicable year-end date or, in the case of vested awards, the stock price on vesting date. For stock options, a Black-Scholes-Merton option valuation model (“BSM model”) was used as of the applicable year-end date or, in the case of vested options, the vesting date. The BSM model requires us to make assumptions and judgments regarding the variables used in the calculation, including the expected remaining term, expected volatility, and the expected risk-free rate. The valuation assumptions used to calculate fair value of equity awards were materially consistent with those used to calculate the grant date fair value of such award and those used to calculate our share-based compensation expense, as disclosed in the “Share-based Compensation” section of Note 16, Stockholders’ Equity of the Notes to the Consolidated Financial Statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024. For stock options, the fair value amounts of stock options for 2024 reflected in the table above were calculated using the “historical” method for determining the expected term of the options under the BSM model. For stock option fair value amounts for prior years, we used the “simplified method” for determining the expected term of the options under the BSM model. There is no material difference in the reported years as a result of the change in methodology.
(5)
Changes in the market price of our Class A common stock following the date of grant of an award can impact CAP to our non-PEO NEOs. For the portion of the average CAP that is based on year-end stock prices, the following prices from the last trading day of the applicable year were used: (a) $62.56 for 2019; (b) $217.64 for 2020; (c) $161.51 for 2021; (d) $62.84 for 2022; (e) $77.35 for 2023; and (f) $84.99 for 2024.
(6)
Reflects the following adjustments, reported as averages, to the average of the total compensation of our non-PEO NEOs as reported in our SCT for each fiscal year listed:

		Year Ended
		December 31,
	2020	2021	2022	2023	2024
Total Average Compensation to non-PEO NEOs per SCT ($)	8,448,700	$9,560,445	11,692,439	10,767,701	13,619,601
Less: Amounts reported in SCT as equity award amounts, which are based on grant date fair values	(7,889,459)	(9,060,750)	(11,167,810)	(10,175,781)	(13,054,698)
Plus: Year-end fair value of any equity awards granted in the covered fiscal year that were outstanding and unvested as of the end of the covered fiscal year	34,248,558	4,257,552	4,103,883	9,579,411	12,556,990
Plus: Change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any equity awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year.	21,341,479	(10,385,340)	(9,746,528)	775,615	901,216
Plus: Vesting date fair value of any equity awards that were granted and vested in the same covered fiscal year	3,816,699	1,135,500	700,050	1,618,086	2,250,501
Plus: Change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vest in the covered fiscal year	6,815,721	2,025,319	(6,333,836)	(126,602)	(554,816)
Less: Fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year	(780,129)	—	—	(970,382)	—
Total Adjustments	57,552,869	(12,027,719)	(22,444,241)	700,347	2,099,193
Total Average CAP to non-PEO NEOs for Fiscal Year	66,001,569	(2,467,273)	(10,751,801)	11,468,047	15,718,794

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid, Block Total Shareholder Return and Peer Group Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income (Loss)
Total Shareholder Return Vs Peer Group	Relationship Between Compensation Actually Paid, Block Total Shareholder Return and Peer Group Total Shareholder Return
Total Shareholder Return Amount	$ 135.85	123.64	100.45	258.17	347.89
Peer Group Total Shareholder Return Amount	260.04	191.1	118.6	183.47	145.15
Net Income (Loss)	$ 2,897,047,000	$ 9,772,000	$ (540,747,000)	$ 166,284,000	$ 213,105,000
PEO Name	Jack Dorsey	Jack Dorsey	Jack Dorsey	Jack Dorsey	Jack Dorsey
Non-Peo Name	Amrita Ahuja, Brian Grassadonia, Owen Britton Jennings, and Dhanji R. Prasanna	Amrita Ahuja, Brian Grassadonia, Alyssa Henry, and Chrysty Esperanza	Amrita Ahuja, Brian Grassadonia, Alyssa Henry, and Sivan Whiteley	Amrita Ahuja, Brian Grassadonia, Alyssa Henry, and Sivan Whiteley	Amrita Ahuja, Brian Grassadonia, Alyssa Henry, Jacqueline Reses, and Sivan Whiteley
Prices From Last Trading Day	$ 84.99	$ 77.35	$ 62.84	$ 161.51	$ 217.64	$ 62.56
Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (13,054,698)	$ (10,175,781)	$ (11,167,810)	$ (9,060,750)	$ (7,889,459)
Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,556,990	9,579,411	4,103,883	4,257,552	34,248,558
Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	901,216	775,615	(9,746,528)	(10,385,340)	21,341,479
Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,250,501	1,618,086	700,050	1,135,500	3,816,699
Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(554,816)	(126,602)	(6,333,836)	2,025,319	6,815,721
Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(970,382)	0	0	(780,129)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,099,193	$ 700,347	$ (22,444,241)	$ (12,027,719)	$ 57,552,869